Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($) Performance_Obligation shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment shares	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares
Significant Accounting Policies [Line Items]
Restricted cash	$ 2,100,000	$ 2,100,000		$ 100,000	$ 100,000
Allowance for doubtful accounts				100,000	100,000
Unbilled receivables				400,000	1,400,000
Impairment expense in research and development					300,000
Impairment expense from asset disposals					200,000
Impairment of goodwill				0
Impairment losses on intangible assets				0
Warrants issued to purchase stock | shares	56,875	56,875
Fair value adjustment of warrants		$ 2,266,000		$ (6,000)	(23,000)
Interest or penalties related to income tax					0
Incremental Common Shares Attributable to Dilutive Effect of Contingently Issuable Shares | shares				20,000
Number of operating segment | Segment				1
Increase (decrease) in accounts receivable		4,398,000	$ 6,787,000	$ (775,000)	2,427,000
Accounting Standards Update 2016-09
Significant Accounting Policies [Line Items]
Cumulative impact to accumulated deficit		$ 100,000		100,000
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) in accounts receivable					400,000
Increase (decrease) in deferred revenue					(100,000)
Sequencing Revenue
Significant Accounting Policies [Line Items]
Number of revenue performance obligations | Performance_Obligation		2
Sequencing Revenue From Coverage Policy
Significant Accounting Policies [Line Items]
Revenue recognized	$ 300,000	$ 1,100,000
Sequencing Revenue From Test Deliver
Significant Accounting Policies [Line Items]
Revenue recognized	100,000	400,000
Property and Equipment, Net
Significant Accounting Policies [Line Items]
Building costs	23,400,000	23,400,000
Additional Paid In Capital
Significant Accounting Policies [Line Items]
Deferred offering costs	$ 5,000,000	$ 5,000,000
Series C Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Warrants issued to purchase stock | shares						56,875
Weighted-average exercise price of warrants | $ / shares						$ 2.64
Line of credit facility						$ 5,000,000
Fair value adjustment of warrants				$ (6,000)	$ (23,000)